Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation (Detail)	5 Months Ended
Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Federal income tax rate	21.00%
Financing cost - derivative warrant liabilities	(16.72%)
Change in fair value of derivative warrant liabilities	(2.92%)
Change in Valuation Allowance	(1.40%)
Income Taxes Benefit	0.00%